CONDENSED CONSOLIDATED BALANCE SHEET - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jan. 24, 2020	Jan. 14, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current asset:
Prepaid expenses	$ 1,260,000					$ 2,460,000		$ 448,000
Total current assets	66,813,000					35,092,000		24,777,000
Total assets	86,881,000					38,856,000		26,029,000
Current liabilities:
Total current liabilities	40,597,000					10,481,000		10,212,000
Total liabilities	40,653,000					20,191,000		24,953,000
Redeemable convertible preferred stock	1,120,724,000					156,335,000		54,056,000
Stockholders' equity:
Convertible preferred stock $0.0001 par value; 14 million shares authorized; Series A - 6 million shares authorized, issued and outstanding as of December 31, 2019 and 2018; Series A1 - 2 million shares authorized, issued and outstanding as of December 31, 2019 and 2018; Series B - 6 million shares authorized, issued and outstanding as of December 31, 2019 and 2018	25,354,000					25,413,000		25,560,000
Common stock $0.0001 par value; 605 million shares authorized; Class A common stock - 105 million shares authorized; 99 million and 88 million shares issued and outstanding as of December 31, 2019 and 2018, respectively; Class B common stock - 500 million shares authorized; 51 million and 44 million shares issued and outstanding as of December 31, 2019 and 2018, respectively	17,000					1,000		1,000
Accumulated deficit	(1,099,867,000)					(163,084,000)		(78,541,000)
Total stockholders' deficit	(1,074,496,000)					(137,670,000)	$ (129,314,000)	(52,980,000)	$ (13,274,000)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	86,881,000					$ 38,856,000		$ 26,029,000
Flying Eagle Acquisition Corp [Member]
Current asset:
Cash	255,827			$ 0
Prepaid expenses	386,229
Total current assets	642,056
Cash and investments held in Trust Account	690,039,470
Total assets	690,681,526			35,000
Current liabilities:
Accounts payable and accrued expenses	397,726
Loan payable, Advance from Sponsor	230,000			0
Total current liabilities	627,726
Deferred underwriting compensation	24,150,000
Total liabilities	24,777,726
Stockholders' equity:
Convertible preferred stock $0.0001 par value; 14 million shares authorized; Series A - 6 million shares authorized, issued and outstanding as of December 31, 2019 and 2018; Series A1 - 2 million shares authorized, issued and outstanding as of December 31, 2019 and 2018; Series B - 6 million shares authorized, issued and outstanding as of December 31, 2019 and 2018				0
Accumulated deficit	5,480,502			(928)
Retained earnings	(482,508)
Additional Paid in Capital				23,275
Total stockholders' deficit	5,000,010	$ 5,000,010	$ 5,000,008	24,072	$ 0
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	690,681,526			35,000
Flying Eagle Acquisition Corp [Member] | Class A common stock
Current liabilities:
Redeemable convertible preferred stock	660,903,790
Stockholders' equity:
Common stock $0.0001 par value; 605 million shares authorized; Class A common stock - 105 million shares authorized; 99 million and 88 million shares issued and outstanding as of December 31, 2019 and 2018, respectively; Class B common stock - 500 million shares authorized; 51 million and 44 million shares issued and outstanding as of December 31, 2019 and 2018, respectively	291			0
Flying Eagle Acquisition Corp [Member] | Class B common stock
Stockholders' equity:
Common stock $0.0001 par value; 605 million shares authorized; Class A common stock - 105 million shares authorized; 99 million and 88 million shares issued and outstanding as of December 31, 2019 and 2018, respectively; Class B common stock - 500 million shares authorized; 51 million and 44 million shares issued and outstanding as of December 31, 2019 and 2018, respectively	$ 1,725			$ 1,725